Intangible Assets, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepayments and Other Assets, Net [Abstract]
Land use-right with net book value	$ 2.6	$ 2.9
Amortization expenses	$ 0.5	$ 0.5	$ 0.5